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Trajan Wealth Income Opportunities ETF
Trajan Wealth Income Opportunities ETF
Investment Objective
The Trajan Wealth Income Opportunities ETF (the “Fund”) seeks to provide current income, conservation of principal and the opportunity for limited capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Trajan Wealth Income Opportunities ETF Trajan Wealth Income Opportunities ETF
Management Fees	0.55%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Limitation	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%
[1]	Trajan Wealth, LLC (the “Sub-Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its management fee and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s Total Annual Fund Operating Expenses to not more than 0.85% of the average daily net assets of the Fund, (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor)). This contractual arrangement is in effect through January 31, 2025, unless earlier terminated by the Board of Trustees for any reason at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

Example.
The following Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Trajan Wealth Income Opportunities ETF | Trajan Wealth Income Opportunities ETF | USD ($)	87	340	613	1,392

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may affect the Fund’s performance. For the Fund’s most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 10.28% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”). As an actively managed fund, the Fund will not seek to replicate the performance of an index. The Fund seeks to achieve its investment objective by investing in a combination of domestic preferred securities, income producing fixed income securities, and income producing common stocks. In selecting securities for the Fund, the Sub-Advisor’s investment process is driven by a comprehensive analysis of a firm’s capital structure with the goal of investing in securities that the Sub-Advisor believes represent the best relative value compared to other securities in the investment universe. This analysis is done using an investment process that combines a bottom-up and top-down approach to security selection that includes three significant areas of analysis: credit fundamentals (strength of the balance sheet, measures of ability to meet interest payments, and measures of ability to service debt); relative value in comparison to similar assets; and technical aspects of securities (interest rate sensitivity, call features, maturities, trading volumes, liquidity and pricing). The bottom-up analysis focuses on individual security analysis, including risks specific to the security, credit fundamentals, liquidity, and other factors. The top-down analysis takes into account the target allocation of the portfolio, industry exposure, the current economic environment, and the Sub-Advisor’s assessment of the direction of interest rates, equity market valuations and other macro factors.
Preferred securities are a type of equity security that are senior to and have preference over common stock in the payment of dividends as well as asset distributions upon any liquidation of a company’s assets, but they are generally junior to all forms of the company’s debt, including both senior and subordinated debt. The Fund’s investments in preferred securities will primarily be in retail preferred securities. Retail preferred securities are preferred securities targeted to retail investors and are exchange traded at single share prices of $25, $50 or $100. The Fund may invest in preferred securities of any market capitalization (including nano, micro, small, medium, and large capitalization). Although the Fund may invest in individual issues of retail preferred securities with market capitalizations as low as $50 million, the Fund will generally invest in individual issues of retail preferred securities of issuers that have a total market capitalization of at least $150 million. There is no maximum capitalization for the preferred securities in which the Fund invests. The Fund may also invest in preferred securities issued by real estate investment trusts (“REITs”) as well as corporate bonds, convertible securities, and corporate debt securities.
The Fund’s investments in preferred securities will primarily be in retail preferred securities. The Fund’s investments in preferred securities and income producing debt securities may include both investment grade securities and securities that are rated below investment grade (commonly referred to as “junk bonds,” which are speculative and may include securities rated “BB+/Ba1” or lower by S&P Global Ratings, Fitch Ratings, Inc., and/or Moody’s Investors Service, Inc. or equivalent by another nationally recognized statistical rating organization as well as non-rated securities) at the time of purchase.  The Fund may invest in securities of any maturity. While the Fund does not have a duration target, it is anticipated that the duration will generally range from 4 to 7 years.
The Fund may also invest up to 30% of its net assets in common stocks and other dividend paying securities. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies. The Fund’s investments may be in the same or related economic sectors, including financial companies, energy companies, healthcare companies, and REITs.

Principal Risks of Investing in the Fund
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compare to that of a broad-based securities market index as well as a weighted index reflecting the performance of the Bloomberg U.S. Aggregate Bond Index, S&P Preferred Stock Index, and S&P 400 Mid Cap Stock Index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the futures. Updated performance information is available on the Fund's website at: https://trajanwealthetf.com.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 5.52% (quarter ended December 31, 2023), and the Fund’s lowest quarterly return was -9.23% (quarter ended June 30, 2022).

Average Annual Total ReturnsPeriods Ended December 31, 2023
Average Annual Returns - Trajan Wealth Income Opportunities ETF	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Trajan Wealth Income Opportunities ETF	Before taxes	6.38%		(0.60%)		Mar. 31, 2021
After Taxes on Distributions | Trajan Wealth Income Opportunities ETF	After taxes on distributions	4.39%		(1.94%)
After Taxes on Distributions and Sale of Fund Shares | Trajan Wealth Income Opportunities ETF	After taxes on distributions and sale of shares	3.73%		(1.94%)
Bloomberg U.S. Aggregate Bond TR Index (reflects no deductions for fees and expenses)	Bloomberg U.S. Aggregate Bond TR Index (reflects no deductions for fees and expenses)	5.53%	[1]	(2.40%)	[1]	Mar. 31, 2021	[1]
S&P Preferred Stock Index (reflects no deductions for fees and expenses)	S&P Preferred Stock Index (reflects no deductions for fees and expenses)	12.02%	[2]	(1.44%)	[2]	Mar. 31, 2021	[2]
S&P 500 Index (reflects no deductions for fees and expenses)	S&P 500 Index (reflects no deductions for fees and expenses)	26.29%	[3]	8.56%	[3]	Mar. 31, 2021	[3]
25% S&P 500 Cap/50% Bloomberg U.S. Aggregate/25% S&P Preferred Stock (reflects no deductions for fees and expenses)	25% S&P 500 Cap/50% Bloomberg U.S. Aggregate/25% S&P Preferred Stock (reflects no deductions for fees and expenses)	12.75%		0.77%		Mar. 31, 2021
[1]	The Bloomberg U.S. Aggregate Bond Index is an index of investment grade corporate bonds, U.S. Treasury and Agency Bonds and Notes, and Government guaranteed mortgage-backed securities.
[2]	The S&P Preferred Stock Index captures the performance of both $25 par preferred stocks and $1,000 par preferreds. The majority of the holdings are issued in perpetuity with a 5-year call feature, meaning the preferred stocks become callable after 5 years.
[3]	The S&P 500 Index is an index tracking the stock performance of 500 of the largest companies listed on stock exchanges in the United. States.